Shareholders' Equity - Share-Based Compensation Plans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Cost not yet recognized	$ 5,900		$ 5,900
Cost not yet recognized, period for recognition			3 years 3 months 29 days		3 years 1 month 24 days
Proceeds from common stock option exercises	$ 100	$ 3,200	$ 391	$ 4,819	$ 5,506	$ 4,300	$ 565